UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.9% †
Aerospace & Defense – 1.7%
General Dynamics Corp.	143,916	$26,827,381
Hexcel Corp.	231,118	15,341,613
Raytheon Co.	171,660	33,161,279
The Boeing Co.	51,360	17,231,794
		92,562,067
Air Freight & Logistics – 0.5%
FedEx Corp.	48,581	11,030,802
United Parcel Service Inc., Class B	154,753	16,439,411
		27,470,213
Airlines – 0.3%
Alaska Air Group Inc.	107,952	6,519,221
JetBlue Airways Corp.	510,920	9,697,262	(a	)
		16,216,483
Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp.	39,040	5,845,069
Application Software – 1.8%
Adobe Systems Inc.	82,270	20,058,249	(a	)
Intuit Inc.	113,965	23,283,619
salesforce.com Inc.	389,674	53,151,534	(a	)
		96,493,402
Asset Management & Custody Banks – 0.6%
Ameriprise Financial Inc.	83,067	11,619,412
BlackRock Inc.	40,820	20,370,813
		31,990,225
Auto Parts & Equipment – 0.2%
Aptiv PLC	120,257	11,019,149
Automobile Manufacturers – 0.2%
General Motors Co.	199,443	7,858,054
Automotive Retail – 0.5%
AutoZone Inc.	38,915	26,109,241	(a	)
Biotechnology – 4.1%
Alexion Pharmaceuticals Inc.	160,145	19,882,002	(a	)
Biogen Inc.	268,733	77,997,066	(a	)
Gilead Sciences Inc.	1,182,343	83,757,178
Vertex Pharmaceuticals Inc.	207,691	35,299,162	(a	)
		216,935,408
Building Products – 0.4%
Allegion PLC	257,958	19,955,631
Cable & Satellite – 2.6%
Charter Communications Inc., Class A	205,030	60,116,846	(a	)
Comcast Corp., Class A	2,341,786	76,833,999
		136,950,845
Communications Equipment – 0.6%
Cisco Systems Inc.	722,499	31,089,132
Construction Materials – 0.1%
Vulcan Materials Co.	34,959	4,511,809
Consumer Finance – 0.5%
American Express Co.	198,681	19,470,738
Discover Financial Services	128,956	9,079,792
		28,550,530
Data Processing & Outsourced Services – 3.9%
Mastercard Inc., Class A	154,374	30,337,579
Visa Inc., Class A	1,340,181	177,506,973
		207,844,552
Diversified Banks – 4.7%
Bank of America Corp.	2,182,144	61,514,639
JPMorgan Chase & Co.	1,661,157	173,092,560
U.S. Bancorp	317,408	15,876,748
		250,483,947
Diversified Chemicals – 0.5%
DowDuPont Inc.	403,670	26,609,926
Electric Utilities – 1.5%
American Electric Power Company Inc.	179,208	12,410,154
Duke Energy Corp.	70,318	5,560,747
Edison International	100,769	6,375,655
Exelon Corp.	446,473	19,019,750

	Number of Shares	Fair Value
NextEra Energy Inc.	175,975	$29,393,104
PG&E Corp.	149,225	6,351,016
		79,110,426
Electrical Components & Equipment – 0.2%
Rockwell Automation Inc.	67,367	11,198,416
Electronic Components – 0.8%
Corning Inc.	1,455,685	40,045,894
Environmental & Facilities Services – 0.3%
Republic Services Inc.	210,353	14,379,731
Financial Exchanges & Data – 2.0%
CME Group Inc.	410,202	67,240,312
S&P Global Inc.	179,582	36,614,974
		103,855,286
Footwear – 0.7%
NIKE Inc., Class B	482,546	38,449,265
Gold – 0.1%
Newmont Mining Corp.	133,486	5,033,757
Healthcare Distributors – 0.4%
Henry Schein Inc.	296,701	21,552,361	(a	)
Healthcare Equipment – 1.9%
Boston Scientific Corp.	1,763,110	57,653,697	(a	)
Hologic Inc.	344,219	13,682,705	(a	)
Medtronic PLC	334,179	28,609,064
		99,945,466
Healthcare Services – 0.3%
DaVita Inc.	192,264	13,350,812	(a	)
Healthcare Supplies – 0.6%
The Cooper Companies Inc.	133,516	31,436,342
Home Entertainment Software – 0.5%
Activision Blizzard Inc.	179,988	13,736,684
Electronic Arts Inc.	85,122	12,003,905	(a	)
		25,740,589
Home Improvement Retail – 1.1%
The Home Depot Inc.	287,347	56,061,400
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	128,487	16,266,454
Household Products – 0.8%
The Procter & Gamble Co.	536,051	41,844,141
Hypermarkets & Super Centers – 0.4%
Walmart Inc.	271,538	23,257,230
Independent Power Producers & Energy Traders – 0.1%
NRG Energy Inc.	103,049	3,163,604
Industrial Conglomerates – 1.1%
Honeywell International Inc.	231,463	33,342,245
Roper Technologies Inc.	97,146	26,803,553
		60,145,798
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	40,025	6,233,093
Industrial Machinery – 2.4%
Ingersoll-Rand PLC	721,099	64,704,213
Xylem Inc.	910,713	61,363,842
		126,068,055
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	197,541	16,192,436
Integrated Oil & Gas – 3.0%
Chevron Corp.	805,064	101,784,242
Exxon Mobil Corp.	685,880	56,742,852
		158,527,094
Integrated Telecommunication Services – 0.7%
AT&T Inc.	375,824	12,067,709
Verizon Communications Inc.	482,952	24,297,315
		36,365,024
Internet & Direct Marketing Retail – 4.7%
Amazon.com Inc.	100,978	171,642,404	(a	)
Booking Holdings Inc.	20,410	41,372,907	(a	)
Netflix Inc.	85,872	33,612,877	(a	)
		246,628,188
Internet Software & Services – 6.5%
Alphabet Inc., Class A	122,956	138,840,685	(a	)

See Notes to Schedules of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Alphabet Inc., Class C	71,638	$79,922,935	(a	)
Facebook Inc., Class A	641,328	124,622,857	(a	)
		343,386,477
Investment Banking & Brokerage – 1.1%
The Charles Schwab Corp.	1,104,516	56,440,768
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	103,225	16,886,578
International Business Machines Corp.	143,354	20,026,554
		36,913,132
Life & Health Insurance – 0.3%
Prudential Financial Inc.	169,326	15,833,674
Life Sciences Tools & Services – 0.7%
Illumina Inc.	5,449	1,521,851	(a	)
IQVIA Holdings Inc.	249,670	24,922,059	(a	)
Thermo Fisher Scientific Inc.	42,919	8,890,242
		35,334,152
Managed Healthcare – 1.6%
Humana Inc.	73,390	21,843,066
UnitedHealth Group Inc.	258,786	63,490,557
		85,333,623
Metal & Glass Containers – 0.2%
Ball Corp.	269,483	9,580,121
Movies & Entertainment – 1.4%
The Walt Disney Co.	695,871	72,934,240
Multi-Line Insurance – 0.3%
American International Group Inc.	162,499	8,615,697
The Hartford Financial Services Group Inc.	186,679	9,544,897
		18,160,594
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	320,640	59,847,456	(a	)
Multi-Utilities – 1.1%
Dominion Energy Inc.	123,990	8,453,638
Sempra Energy	432,278	50,191,799
		58,645,437
Oil & Gas Equipment & Services – 1.3%
Schlumberger Ltd.	1,019,888	68,363,093
Oil & Gas Exploration & Production – 1.9%
Concho Resources Inc.	96,641	13,370,282	(a	)
ConocoPhillips	285,942	19,907,282
Diamondback Energy Inc.	358,694	47,193,370
EOG Resources Inc.	122,118	15,195,143
Pioneer Natural Resources Co.	28,394	5,373,280
		101,039,357
Oil & Gas Refining & Marketing – 0.4%
Valero Energy Corp.	169,916	18,831,790
Packaged Foods & Meats – 2.0%
Mondelez International Inc., Class A	2,162,557	88,664,837
The Kraft Heinz Co.	270,642	17,001,730
		105,666,567
Paper Packaging – 0.1%
Packaging Corporation of America	58,302	6,517,581
Pharmaceuticals – 4.6%
Allergan PLC	478,954	79,851,211
Johnson & Johnson	668,640	81,132,777
Mylan N.V.	793,551	28,678,933	(a	)
Pfizer Inc.	1,530,874	55,540,109
		245,203,030
Property & Casualty Insurance – 0.8%
Chubb Ltd.	353,336	44,880,739
Railroads – 0.5%
Union Pacific Corp.	200,275	28,374,962
Regional Banks – 1.6%
First Republic Bank	888,605	86,008,078

	Number of Shares	Fair Value
Research & Consulting Services – 0.1%
Verisk Analytics Inc.	52,037	$5,601,263	(a	)
Restaurants – 1.3%
McDonald’s Corp.	160,063	25,080,271
Starbucks Corp.	948,975	46,357,429
		71,437,700
Semiconductor Equipment – 2.0%
Applied Materials Inc.	2,039,859	94,221,087
Lam Research Corp.	66,086	11,422,965
		105,644,052
Semiconductors – 3.0%
Broadcom Inc.	438,134	106,308,834
Intel Corp.	469,272	23,327,511
NVIDIA Corp.	118,123	27,983,339
		157,619,684
Soft Drinks – 2.4%
PepsiCo Inc.	1,170,627	127,446,161
Specialized REITs – 0.7%
American Tower Corp.	240,187	34,627,760
Specialty Chemicals – 1.3%
Albemarle Corp.	496,236	46,809,942
Ecolab Inc.	44,480	6,241,879
The Sherwin-Williams Co.	38,883	15,847,544
		68,899,365
Specialty Stores – 0.2%
Signet Jewelers Ltd.	85,887	4,788,200
Ulta Salon Cosmetics & Fragrance Inc.	35,136	8,202,851	(a	)
		12,991,051
Steel – 0.1%
Steel Dynamics Inc.	72,333	3,323,701
Systems Software – 5.0%
Microsoft Corp.	2,211,451	218,071,183
Oracle Corp.	671,935	29,605,456
Proofpoint Inc.	130,365	15,032,388	(a	)
ServiceNow Inc.	26,810	4,623,921	(a	)
		267,332,948
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc.	1,186,809	219,690,214
Tobacco – 0.6%
Philip Morris International Inc.	386,931	31,240,809
Trading Companies & Distributors – 1.1%
United Rentals Inc.	403,470	59,560,241	(a	)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	164,638	9,837,120	(a	)
Total Common Stock (Cost $4,079,636,449)		5,185,893,485

	Prinicipal Amount	Fair Value
Short-Term Investments – 2.1%
Time Deposit – 2.1%
State Street Corp.
0.28% 07/02/18 (Cost $114,999,483)	$114,999,483	114,999,483	(b)
Total Investments (Cost $4,194,635,932)		5,300,892,968
Liabilities in Excess of Other Assets, net – (0.0)% *		(2,219,231)

NET ASSETS – 100.0%		$5,298,673,737

See Notes to Schedules of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)   Non-income producing security.

(b)   State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†   Percentages are based on net assets as of June 30, 2018.

*   Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,185,893,485	$—	$—	$5,185,893,485
	Short-Term Investments	—	114,999,483	—	114,999,483

	Total Investments in Securities	$5,185,893,485	$114,999,483	$—	$5,300,892,968

See Notes to Schedules of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Corporation (Time Deposit)	172,823,564	$172,823,564	$15,761,903,244	$15,819,727,325	—	—	114,999,483	$114,999,483	$157,328

See Notes to Schedules of Investments.

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2018.

Income Taxes

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,209,956,119	$1,203,969,343	$113,032,494	$1,090,936,849

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: August 17, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date: August 17, 2018